Trade and other receivables, net (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		$ 228,855	$ 174,825
Allowance for doubtful accounts		9,361	(8,963)	$ 4,779
Other Receivables		154,404	291,919
Total trade and other receivables, net		351,075	435,137
Trade and other receivables, net		306,884	269,089
Trade and other receivables, net		44,191	166,048
Foreign clients [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		119,388	77,254
Advances to suppliers [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other Receivables		1,977	908
Related entities [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross	[1]	7,348	7,760
Other Receivables	[1]	732	126,669
Other minors [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other Receivables		4,675	1,021
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		48,672	32,417
Allowance for doubtful accounts		1,384	(1,407)	$ 1,444	$ 1,788
Other Receivables		47,288	31,010
Total trade and other receivables, net		48,320	40,975
Trade and other receivables, net		36,800	40,975
Trade and other receivables, net		11,520	0
Minera Yanacocha SRL and subsidiary [Member] | Foreign clients [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		1,032	9,965
Minera Yanacocha SRL and subsidiary [Member] | Advances to suppliers [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		20,724	18,024
Minera Yanacocha SRL and subsidiary [Member] | Tax claims [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		10,211	6,955
Minera Yanacocha SRL and subsidiary [Member] | Related entities [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		2,185	815
Minera Yanacocha SRL and subsidiary [Member] | Other minors [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		4,032	6,623
Minera Yanacocha SRL and subsidiary [Member] | Credit of tax on net assets [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables, gross		$ 11,520	$ 0

[1]	Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.